CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	$ 1,091,190	$ 8,952,260	$ 3,723,807
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	$ 845,199	$ 1,091,190	$ 8,952,260